COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 28, 2021	Dec. 31, 2022
Todd Michaels, President and CEO
Amount of salary		$ 250,000
Options exercisable, shares		1,000,000
Options exercisable, weighted average exercise price		$ 0.52
Options exercisable, weighted average term		10 years
Vested amount		$ 469,000
Description of options vesting			vest monthly over 36 months beginning one month from issuance
Jason Loyet, Director of Commercial Solar
Amount of salary		$ 150,000
Options exercisable, shares		1,000,000
Options exercisable, weighted average exercise price		$ 0.52
Options exercisable, weighted average term		10 years
Vested amount		$ 469,000
Description of options vesting			vest monthly over 36 months beginning one month from issuance
CFO [Member]
Amount of salary	$ 200,000
Options exercisable, shares	1,000,000
Options exercisable, weighted average exercise price	$ 0.96
Options exercisable, weighted average term	10 years
Vested amount	$ 868,000
Description of options vesting			vest monthly over 36 months from issuance